SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

NOTE 23 – SUBSEQUENT EVENTS

On January 27, 2012, the Company’s board of directors declared a one-time special cash dividend in the amount of $0.25 per share and that was paid on February 15, 2012, to all shareholders of record as of the close of business on February 8, 2012. The total amount of cash distributed in the dividend was $5,885 and deducted from retained earnings in the first quarter of 2012.

On January 27, 2012, the Company’s board of directors also declared a 3-for-2 stock split in the form of a stock dividend (“Stock Dividend”) and which was paid on February 16, 2012, to all shareholders of record as of the close of business on February 8, 2012. However, FINRA subsequently determined that the Stock Dividend could not be distributed to street name holders through the Depository Trust Company, Since we did not wish the record holders to be enriched at the expense of the street name holders, on March 21, 2012, our board of directors has determined to cancel the Stock Dividend and authorized us to request the record holders to return the shares issued pursuant to the Stock Dividend for cancellation. All record holders have returned such shares.